BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES - Footnote (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 146.3	$ 134.3
Financial liabilities	723.1	841.0
Other current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	862.4	1,002.8
Other tax liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	74.2	73.6
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	45.1	68.2
Contingent consideration related to acquisitions
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Financial liabilities	20.0	20.0
Prepaid expenses and other receivables
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Financial assets	222.8	200.0
Other tax receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	48.5	39.0
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	23.5	22.3
Promissory notes
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 4.5	$ 4.4